Shareholder Report, Line Graph (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Retail Class
Account Value [Line Items]
Account Value	$ 12,464
Institutional Class
Account Value [Line Items]
Account Value	$ 12,486
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,877
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,877